As filed with the Securities and Exchange Commission on January 11, 2024

File No. 333-271447

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

PIONEER HIGH YIELD FUND

(Exact Name of Registrant as Specified in Charter)

(617) 742-7825

(Area Code and Telephone Number)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Christopher J. Kelley

Amundi Asset Management US, Inc.

60 State Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of Pioneer High Yield Fund, a series of the Registrant.

This filing will become effective on January 11, 2024, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART C

OTHER INFORMATION

PIONEER HIGH YIELD FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Pioneer High Yield Fund (the “Registrant”) on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-90789 and 811-09685), as filed with the Securities and Exchange Commission on February 24, 2023 (Accession No. 0001193125-23-048624), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Amended and Restated Agreement and Declaration of Trust (January 12, 2016)	(3)

(1)(b)	Certificate of Trust	(1)

(2)	Amended and Restated By-Laws (May 15, 2020)	(5)

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization	(8)

(5)	Reference is made to Exhibits (1) and (2) hereof

(6)(a)	Management Agreement with Amundi Asset Management US, Inc.	(8)

(6)(b)	Expense Limit Agreement	(8)

(7)(a)	Underwriting Agreement with Amundi Distributor US, Inc. (July 3, 2017)	(4)

(7)(b)	Dealer Sales Agreement	(2)

(8)	Not applicable

(9)(a)	Custodian Agreement with The Bank of New York Mellon (“BNY Mellon”) (November 1, 2021)	(6)

(9)(b)	Amendment to Appendix I to Custodian Agreement with BNY Mellon (November 1, 2022)	(7)

(10)(a)	Amended and Restated Pioneer Funds Distribution Plan (November 15, 2022)	(7)

(10)(b)	Amended Multiple Class Plan Pursuant to Rule 18f-3 (November 14, 2017)	(4)

(11)	Opinion of Counsel (legality of securities being offered)	(8)

(12)	Final opinion as to tax matters and consent	(**)

(13)(a)	Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. (“BNYM”) (January 19, 2021)	(6)

(13)(b)	Amendment No. 4 to Transfer Agency and Shareholder Services Agreement with BNYM (November 1, 2022)	(7)

(13)(c)	Amended and Restated Administration Agreement with Amundi Asset Management US, Inc. (April 1, 2021)	(7)

(13)(d)	Amendment No. 1 to Amended and Restated Administration Agreement with Amundi Asset Management US, Inc. (September 20, 2022) (7)

(13)(e)	Fund Administration and Accounting Agreement with BNY Mellon (November 1, 2021)	(6)

(13)(f)	Amended Exhibit A to Fund Administration and Accounting Agreement with BNY Mellon (November 1, 2022)	(7)

(14)	Consent of Independent Registered Public Accounting Firm	(8)

(15)	Not applicable

(16)	Powers of Attorney	(8)

(17)(a)	Code of Ethics for Pioneer Funds, Amundi Distributor US, Inc. and Amundi Asset Management US, Inc. (November 2022)	(7)

(17)(b)	Prospectus of Pioneer High Yield Fund dated March 1, 2023 and Statement of Additional Information of Pioneer High Yield Fund dated March 1, 2023	(8)

(17)(c)	Annual Report of Pioneer High Yield Fund for the fiscal year ended October 31, 2022	(8)

(17)(d)	Prospectus of Pioneer Global High Yield Fund dated March 1, 2023, as supplemented and Statement of Additional Information of Pioneer Global High Yield Fund dated March 1, 2023, as supplemented	(8)

(17)(e)	Annual Report of Pioneer Global High Yield Fund for the fiscal year ended October 31, 2022	(8)

*        *        *         *        *        *

(1)

Previously filed. Incorporated herein by reference from the exhibits filed with the Fund’s Registration Statement on Form N-1A (File No. 333-90789) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on November 12, 1999 (Accession No. 0001016964-99-000169).

(2)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 12 to the Registration Statement as filed with the SEC on February 27, 2007 (Accession No. 0001140157-07-000005).

(3)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 29 to the Registration Statement as filed with the SEC on February 23, 2016 (Accession No. 0001094521-16-000022).

(4)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 33 to the Registration Statement as filed with the SEC on February 28, 2018 (Accession No. 0000276776-18-000036).

(5)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 39 to the Registration Statement as filed with the SEC on February 24, 2021 (Accession No. 0001193125-21-054297).

(6)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 40 to the Registration Statement as filed with the SEC on February 25, 2022 (Accession No. 0001193125-22-054382).

(7)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 333-90789), as filed with the Securities and Exchange Commission on February 24, 2023 (Accession No. 0001193125-23-048624).

(8)

Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant’s Registration Statement on Form N-14 (File No. 333-271447), as filed with the SEC on April 26, 2023 (Accession No. 0001193125-23-118341).

(**)	Filed herewith.

ITEM 17. UNDERTAKINGS.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 11th day of January, 2024.

PIONEER HIGH YIELD FUND

By:	/s/ Lisa M. Jones
Name:	Lisa M. Jones
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on January 11, 2024:

Signature	Title

/s/ Lisa M. Jones	President (Principal Executive Officer) and Trustee
Lisa M. Jones

/s/ Anthony J. Koenig, Jr.	Treasurer (Principal Financial and Accounting Officer)
Anthony J. Koenig, Jr.

/s/ John E. Baumgardner, Jr.*	Trustee
John E. Baumgardner, Jr.

/s/ Diane Durnin*	Trustee
Diane Durnin

/s/ Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

/s/ Craig C. MacKay*	Trustee
Craig C. MacKay

/s/ Lorraine H. Monchak*	Trustee
Lorraine H. Monchak

/s/ Thomas J. Perna*	Chairman of the Board and Trustee
Thomas J. Perna

/s/ Maguerite A. Piret*	Trustee
Maguerite A. Piret

/s/ Frederick J. Ricciardi*	Trustee
Frederick J. Ricciardi

* By:	/s/ Lisa M. Jones
	Lisa M. Jones, Attorney-in-Fact	January 11, 2024

EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No.	Description

(12)	Final opinion as to tax matters and consent